Related Parties (Details) - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 14, 2020
Related Parties [Abstract]
Related to balance receivable from the sale of assets	R$ 161
Indemnification process agreed in the separation agreement		R$ 84
Other liabilities	1,192
Indemnification process and refunds	R$ 200